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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RA CAPITAL MANAGEMENT, LLC
Address:   111 HUNTINGTON AVENUE, SUITE 610
           BOSTON, MA 02199

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PETER KOLCHINSKY
Title:     MANAGER
Phone:    (617) 778-2512

Signature, Place, and Date of Signing:

/s/ Peter Kolchinsky                    Boston, MA           February 14, 2008
-------------------------------     -----------------        -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:   $175,463
                                          (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE


           COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
          ---------            ---------     ---------  ---------      ---------      ---------  --------        --------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE/ SHARED/ NONE
        -------------        -------------      ----      ------    ------   --- ---  ---------  -------    ------------------
ADOLOR CORP                       COM       00724X 10 2   14,163   3,078,872 SH          SOLE      N/A   3,078,872
AP PHARMA INC                   COM NEW     00202J 20 3    4,253   2,691,671 SH          SOLE      N/A   2,691,671
ARDEA BIOSCIENCES INC             COM       03969P 10 7    4,619     301,887 SH          SOLE      N/A     301,887
ARQULE INC                        COM       04269E 10 7    4,597     792,563 SH          SOLE      N/A     792,563
ATHERSYS INC                      COM       04744L 10 6    6,118   1,245,976 SH          SOLE      N/A   1,245,976
AVIGEN INC                        COM       053690 10 3    5,692   1,339,351 SH          SOLE      N/A   1,339,351
CHELSEA THERAPEUTICS INTL LT      COM       163428 10 5    3,768     512,612 SH          SOLE      N/A     512,612
COUGAR BIOTECHNOLOGY INC          COM       222083 10 7    5,228     159,873 SH          SOLE      N/A     159,873
CURIS INC                         COM       231269 10 1    7,400   7,550,564 SH          SOLE      N/A   7,550,564
CYTOKINETICS INC                  COM       23282W 10 0    6,737   1,424,232 SH          SOLE      N/A   1,424,232
GENTIUM S P A                SPONSORED ADR  37250B 10 4    1,614     115,932 SH          SOLE      N/A     115,932
ISTA PHARMACEUTICALS INC        COM NEW     45031X 20 4    2,710     552,999 SH          SOLE      N/A     552,999
JAVELIN PHARMACEUTICALS INC       COM       471894 10 5    6,634   1,773,929 SH          SOLE      N/A   1,773,929
KERYX BIOPHARMACEUTICALS INC      COM       492515 10 1    5,371     639,391 SH          SOLE      N/A     639,391
LIPID SCIENCES INC ARIZ           COM       53630P 10 1    3,343   3,713,962 SH          SOLE      N/A   3,713,962
NEUROCRINE BIOSCIENCES INC        COM       64125C 10 9   10,919   2,405,000 SH          SOLE      N/A   2,405,000
OMRIX BIOPHARMACEUTICALS INC      COM       681989 10 9    9,163     263,761 SH          SOLE      N/A     263,761
OREXIGEN THERAPEUTICS INC         COM       686164 10 4   11,639     816,781 SH          SOLE      N/A     816,781
POZEN INC                         COM       73941U 10 2   16,223   1,351,922 SH          SOLE      N/A   1,351,922
QUESTCOR PHARMACEUTICALS INC      COM       74835Y 10 1   14,544   2,520,691 SH          SOLE      N/A   2,520,691
REPROS THERAPEUTICS INC           COM       76028H 10 0    2,771     297,362 SH          SOLE      N/A     297,362
RIGEL PHARMACEUTICALS INC       COM NEW     766559 60 3    4,029     158,698 SH          SOLE      N/A     158,698
ROCKWELL MEDICAL TECH             COM       774374 10 2    9,813   1,366,667 SH          SOLE      N/A   1,366,667
SUPERGEN INC                      COM       868059 10 6    3,680   1,008,132 SH          SOLE      N/A   1,008,132
TRANSITION THERAPEUTICS INC     COM NEW     893716 20 9    4,791     423,951 SH          SOLE      N/A     423,951
TRUBION PHARMACEUTICALS INC       COM       89778N 10 2    1,937     193,732 SH          SOLE      N/A     193,732
VANDA PHARMACEUTICALS INC         COM       921659 10 8    3,096     450,000 SH          SOLE      N/A     450,000
VERTEX PHARMACEUTICALS INC        CALL      92532F 90 0      613       1,940 SH  CALL    SOLE      N/A       1,940